UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Managing Director
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          August 15, 2000
     -----------------------------         -----------------------------
         Gary W. Hibler                          Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     196

Form 13F Information Table Value Total:     $146,239,386

List of Other Included Managers:            None

                                    Jensen Investment Management
                                          June 30, 2000

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
- --------------                           ------        --------        -----------      ---------

ADC Telecommunications Inc                 Common        88610                11,314           135
AK Steel Hldg Corp                         Common        00154710             40,000         5,000
Abbott Labs                                Common        00282410          5,437,434       122,025
Adobe Systems                              Common        00724F10          3,356,230        25,843
Advanced Pultrusion Technologies Inc       Common        00754n10                  0        10,000
Agilent Technologies Inc                   Common        00846u10             61,508           834
Albertsons                                 Common        01310410            672,681        20,231
Allstate Corp                              Common        02000210             12,371           556
Alltel Corp                                Common        02003910            253,335         4,090
Amer Home Products                         Common        02660910          2,187,733        37,238
America Online                             Common        02364J10            149,113         2,830
American Electric Power                    Common        02553710             14,810           500
American Intl Group                        Common        02687410            148,520         1,264
American Power Conversion                  Common        02906610          6,099,256       149,675
American Telephone                         Common        00195710             10,529           333
Amgen Inc                                  Common        03116210              7,025           100
Anheuser Busch                             Common        03522910             22,407           300
Apple Computer                             Common        03783310             10,462           200
Applied Materials                          Common        03822210            586,765         6,475
Applied Science & Technology Inc           Common        03823610              4,473           175
Applied Voice Recognition Inc              Common        03828u10              1,496         3,400
Archer Daniels Midland                     Common        03948310             62,784         6,400
Auto Data Processing                       Common        05301510          4,866,033        90,852
Avon Products                              Common        05430310            130,474         2,932
BMC Software                               Common        05592110            770,524        21,145
Bank of America                            Common        06605F10             81,442         1,894
Bell Atlantic Corp.                        Common        07785310             30,791           606
Bell South Corp                            Common        07986010             94,787         2,224
Bennett Environmental                      Common        08190610             25,680        12,000
Berkshire Hathaway Class A                 Common        08467010             53,800             1
Best Foods                                 Common        08658U10            207,750         3,000
Bioject Med Technologies Inc               Common        09059c20             10,307         1,100
Biomet Inc                                 Common        09061310              8,649           225
Boeing                                     Common        09702310            144,955         3,467
Breakwater Res Ltd  British Columbia       Common        10690230                 94            50
Bristol Myers Squibb                       Common        11012210            695,039        11,932
Brown Forman                               Common        11563720             48,375           900
C&D Technologies Inc                       Common        12466110              9,323           165
Cable & Wireless HKT Ltd ADR               Common        12682810             25,800         1,200
Check Point Software                       Common        m2246510             63,675           300
Chevron                                    Common        16675110             50,886           600
ChoicePoint Inc                            Common        17038810             12,015           270
Cisco Systems                              Common        17275R10            854,246        13,440
Clorox                                     Common        18905410          9,073,622       202,491
Coca-Cola                                  Common        19121610          5,156,561        89,773
Colgate Palmolive                          Common        19416210             47,896           800
Compaq Computer                            Common        20449310             51,120         2,000
Consolidated Edison                        Common        20911510            365,600        12,343
Corn Products Intl                         Common        21902310              9,938           375
Costco Wholesale Corp                      Common        22160Q10             29,700           900
Dell Computer                              Common        24702510            117,358         2,380
Dionex Corp                                Common        25454610          4,935,495       180,325
Duff & Phelps                              Common        26432410             52,910         5,500
E.I. Du Pont                               Common        26353410             44,625         1,020
EIP Microwave Inc                          Common        26853020                  0         3,800
EMC Corp.                                  Common        26864810             61,552           800
Edison Intl                                Common        28102010             32,800         1,600
Edulink Inc                                Common        28164r10              4,650        31,000
Elan PLC ADR                               Common        28413120             53,284         1,100
Electronic Data Systems                    Common        28566110             20,625           500
Eli Lilly                                  Common        53245710          1,421,150        14,230
Emerson Electric                           Common        29101110             12,074           200
Equifax                                    Common        29442910          8,508,045       324,116
Escrow Bonneville Pacific Corp             Common        09890499                  0         1,091
Expedia Inc                                Common        30229010              7,375           500
Exxon Mobil Corp                           Common        31340030            404,275         5,150
Federal Natl Mortgage                      Common        31358610          2,103,257        40,300
Fedex Corp                                 Common        31304u10             42,560         1,120
Fifth Third Bancorp                        Common        31677610              9,488           150
First Security Corp                        Common        33629410             24,652         1,818
Flextronics Intl LTD                       Common        y257310              35,719           520
Fonix Corp                                 Common        34459u10              4,440         4,000
Freddie Mac                                Common        31358610          2,045,048        50,495
GST Telecom                                Common        36194210             12,000        12,000
GTE Corp                                   Common        36232010            123,629         1,986
Gannett                                    Common        36473010          4,731,449        79,108
Gap Inc                                    Common        36476010              8,188           262
Genentech Inc                              Common        36871040             12,900            75
General Electric                           Common        36960410          6,296,983       118,811
Genuine Parts                              Common        37246010             89,480         4,474
Gillette                                   Common        37576610            136,266         3,900
Glaxo PLC                                  Common        37732730            863,450        14,936
Global Crossing Ltd                        Common        g3921a10              7,893           300
Global Water Technologies Inc              Common        37893910              3,300        27,500
H&R Block                                  Common        09367110             15,797           488
Hanover Compressor Co                      Common        41076810             10,070           265
Heinz                                      Common        42307410          1,040,025        23,772
Hewlett-Packard                            Common        42823610            273,465         2,190
Home Depot                                 Common        43707610             14,982           300
HomeGrocer.com Inc                         Common        43740k10                362            60
Hubbell Inc Class A                        Common        44351010              5,174           200
Hubbell Inc Class B                        Common        44351020             13,923           546
ING Groep NV ADR                           Common        45683710             68,513         1,015
IVP Technology Corp                        Common        45070q30              2,490         3,000
Int'l Business Machines                    Common        45920010          1,569,118        14,322
Intel                                      Common        45814010         13,814,571       103,387
Interface Inc. Cl A                        Common        45866510              1,125           300
Interpublic Group                          Common        46069010            111,800         2,600
Intuit Inc                                 Common        46120210              2,069            50
Jmar Technologies Inc                      Common        46621210              2,353           465
Johnson & Johnson                          Common        47816010          1,113,439        10,930
Kellogg                                    Common        48783610             38,675         1,300
Kimberly Clark Corp                        Common        49436810             26,849           468
Kroger Co                                  Common        50104410             79,416         3,600
LandAmerica Financial                      Common        51493610            252,340        11,000
Lee Enterprises                            Common        52376810             65,501         2,810
Linear Technology Corp                     Common        53567810              6,387           100
Lucent Technologies                        Common        54946310            219,521         3,705
MICROS Systems Inc                         Common        59490110            125,280         6,750
Marsh & McLennan                           Common        57174810             19,008           182
Mattel                                     Common        57708110            928,510        70,395
McDonald's                                 Common        58013510            740,755        22,488
McKesson HBOC Inc                          Common        58155q10              1,926            92
Medicalogic Inc                            Common        58464210              1,140           125
Medtronic, Inc.                            Common        58505510          5,863,982       117,727
Merck                                      Common        58933110          6,406,505        83,614
Microchip Technology Inc                   Common        59501710             37,902           650
Microsoft                                  Common        59491810          2,952,584        36,935
Minnesota Mining & Manufacturing           Common        60405910            314,160         3,808
Morgan Stanley Dean Witter Discover & Co   Common        61744644            275,724         3,312
Motorola                                   Common        62007610             17,436           600
Mylan                                      Common        62853010            141,073         7,730
NIKE                                       Common        65410610            551,488        13,853
Nabisco Group Holdings                     Common        62952P10             33,281         1,283
Nokia Corp ADR                             Common        65490220            126,848         2,540
Nordson                                    Common        65566310            525,705        10,410
Nordstrom                                  Common        65566410              9,648           400
Occidental Petroleum Corp                  Common        67459910              9,056           430
Omnicom Group                              Common        68191910          2,714,994        30,485
Oracle Corp                                Common        68389x10            100,800         1,200
PG & E Corp                                Common        69331C10             14,772           600
Pall                                       Common        69642930             37,000         2,000
Paychex Inc.                               Common        70432610          2,537,010        60,405
Payforview Com Corp                        Common        70437720              3,000        10,000
Pepsico                                    Common        71344810            313,391         7,052
Pfizer                                     Common        71708110          1,500,960        31,270
Pharmacia Corp                             Common        74834110            111,650         2,160
Philip Morris                              Common        71815410             22,310           840
Pixar                                      Common        72581110              7,050           200
Plum Creek Timber Co                       Common        72925110             37,960         1,460
Procter & Gamble                           Common        74271810          3,189,684        55,715
Public Service Enterprise Group            Common        74457310             54,215         1,566
Putnam Premier Income Trust SBI            Common        74685310             31,550         5,000
Quaker Oats Co                             Common        74740210            112,680         1,500
Qualcomm Inc                               Common        74752510            106,094         1,770
Quest Diagnostics Inc_                     Common        74834110             10,465           140
RSTK Agency.Com LTD                        Common        844799                6,905           389
Red Hat Inc                                Common        75657710             29,766         1,100
Reuters Group PLC                          Common        76132M10             69,158           692
Reynolds RJ Tobacco Hldgs Inc              Common        76182K10             11,930           427
Rite Aid Corp                              Common        76775410             98,400        15,000
Roslyn Bancorp Inc com                     Common        77816210             19,678         1,184
Royal Dutch NY Reg                         Common        78025780            320,112         5,200
SBC Communications                         Common        78387G10            273,167         6,316
Sabre Holdings Corp                        Common        78590510             10,688           375
Safeguard Scientifics,Inc                  Common        78644910              9,618           300
Sara Lee                                   Common        80311110          5,788,752       299,780
Schering-Plough                            Common        80660510            752,198        14,895
Schlumberger Ltd                           Common        80685710             41,041           550
Scientific Atlanta Inc                     Common        80865510             27,938           375
Silver Street Bancorp                      Common        82899813             30,740         2,000
Solutia, Inc.                              Common        83437610              5,115           372
Southern Company                           Common        84258710             14,639           628
State Street Corp                          Common        85747710          6,534,887        61,615
Stryker Corp                               Common        86366710          5,426,313       124,030
Sun Microsystems                           Common        86681010             56,383           620
Supergen Inc.                              Common        86805910             90,475         2,500
Superior Energy Services Inc               Common        86815710              8,607           830
Texaco Inc                                 Common        88169410             15,975           300
Transamerica Income Shares                 Common        89350610             33,555         1,500
Transocean Sedco Forex                     Common        g9007810              4,115            77
Tricon Global Restaurants                  Common        89595310                791            28
U.S.Bancorp                                Common        90297310             32,918         1,710
US West                                    Common        91273H10             19,551           228
UST                                        Common        90291110              4,407           300
Union Pacific Corp                         Common        90781810             16,736           450
United Parcel Service                      Common        91131210             83,780         1,420
United Technologies                        Common        91301710             11,774           200
Universal Access Inc.                      Common        91366310             99,470         4,060
Vodafone Group PLC                         Common        92857t10             41,440         1,000
WD-40 Company                              Common        92923610          1,515,995        73,060
WPS Resources                              Common        92931B10             11,092           369
Wal-Mart Stores                            Common        93114210            132,526         2,300
Walgreen                                   Common        93142210            671,805        20,870
Walt Disney Co                             Common        25468710              5,822           150
Waters Corp                                Common        94184810             22,466           180
Weyerhaeuser Co.                           Common        96216610             17,200           400
Willamette Industries                      Common        96913310              5,450           200
Wilmington Trust Corp                      Common        97180710            365,726         8,555
Wm. Wrigley Jr. Co                         Common        98252610            229,183         2,858
WorldCom Inc GA                            Common        55268b10              6,881           150
XATA Corp                                  Common        98388230                367            84
Xerox                                      Common        98412110            150,770         7,266
Xilinx Inc.                                Common        98391910             59,030           715
Yahoo! Inc.                                Common        98433210             12,387           100
priceline.com Inc                          Common        74150310              9,864           260

                                                                         146,239,386     3,261,184